Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities:
Net Loss	$ (1,185,846)	$ (2,305,073)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities:
Amortization of Note Discounts	440,017	1,191,894
Changes in Operating Assets and Liabilities:
Other Receivables	24,844	(27,860)
Prepaids	623	18,567
Deposits	(4,200)	274
Accounts Payable and Accrued Liabilities	110,788	171,652
Net Cash Used In Operating Activities	(613,774)	(950,546)
Cash Flow from Financing Activities:
Promissory Note from MAAB	459,333	158,578
8% Senior Secured Convertible Promissory Note	0	600,000
8% Senior Secured Convertible Promissory Note, Issued December 2, 2019	0	125,000
Puts of Common Stock Under the Equity Purchase Agreement	247,120	0
Issuance of Common Stock for Financing Fee	0	48,300
Non-cash Financing Fee	0	7,500
Net Cash Provided By Financing Activities	706,453	939,378
Effect of Foreign Currency Translation Loss	(55,321)	(42,802)
Net Increase (Decrease) in Cash	37,358	(53,970)
Cash at the Beginning of the Year	1,159	55,129
Cash at the End of the Year	38,517	1,159
Cash Paid During The Year For
Interest	8,358	4,598
Taxes	0	0
Supplemental Disclosures of Cash Flow Information:
Conversion of 8% Senior Secured Conversion Promissory Notes into Common Stock	348,684	657,247
Discounts Issued with 8% Senior Secured Convertible Promissory Notes	0	606,827
Discounts Issued with 8% Senior Secured Convertible Promissory Note, Issued December 2, 2019	0	149,546
Discounts Issued in Connection with Forbearance Agreement for 8% Senior Secured Convertible Promissory Notes	0	257,135
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note	314,564	1,167,801
Amortization to Interest Expense of the Debt Discount from the 8% Senior Secured Convertible Promissory Note, Issued December 2, 2019	125,453	24,093
Increase in Note and Additional Discount on 8% Senior Secured Convertible Promissory Note due to the Forbearance Agreement on June 30, 2020	25,471	0
Common Stock issued as Financing Fee for the Equity Purchase Agreement	0	48,300
Reduction in MAAB Promissory Note from Section 16(a) Short Swing Profit Income	0	178,394
Receivable Related to Puts of Common Stock Under the Equity Purchase Agreement	$ 40,108	$ 0